Income and Expenses - Summary of Contract Balances (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contract Balances [Abstract]
Trade and other receivables	₱ 48,808	₱ 43,301
Contract assets	1,953	1,960
Contract liabilities and unearned revenues (Notes 21 and 23)	₱ 16,067	₱ 18,895	₱ 17,114